Note 8 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2024
Note 8 - Deferred Charges, Net
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2023	$55,035
Additions	43,233
Amortization	(19,782)
Write-off and other movements (Note 7)	(5,685)
Balance, December 31, 2023	$72,801
Additions	24,188
Amortization	(23,627)
Write-off and other movements (Note 7)	(1,555)
Balance, December 31, 2024	$71,807